Capital and Reserves (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	280,000,000
Beginning Balance (in Shares)	39,160,048	38,968,905	38,777,339
Conversions	0	0	0
Repurchase common stock	(1,000)		0
Restricted stock issued - directors	57,000	57,000	57,000
Exercised stock options - compensation plans	142,268	68,785	70,358
Restricted stock units - vested	70,519	65,358	64,208
Ending Balance (in Shares)	39,428,835	39,160,048	38,968,905
Class A shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	6,342,189	6,342,189	6,342,189
Conversions	0	0	0
Repurchase common stock	0		0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	6,342,189	6,342,189	6,342,189
Class B shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	2,474,469	2,474,469	2,479,050
Conversions	(64,663)	0	(4,581)
Repurchase common stock	(1,000)		0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	2,408,806	2,474,469	2,474,469
Class E shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	30,343,390	30,152,247	29,956,100
Conversions	64,663	0	4,581
Repurchase common stock	0		0
Restricted stock issued - directors	57,000	57,000	57,000
Exercised stock options - compensation plans	142,268	68,785	70,358
Restricted stock units - vested	70,519	65,358	64,208
Ending Balance (in Shares)	30,677,840	30,343,390	30,152,247
Class F shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	0	0	0
Conversions	0	0	0
Repurchase common stock	0		0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	0	0	0